INTANGIBLE ASSETS - Schedule of amortization for intangible assets with finite lives (Details) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 30,925
Ending balance	28,953	$ 30,925
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	43,616	39,612
Foreign exchange	(564)	4,004
Ending balance	43,052	43,616
Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	12,691	7,222
Amortization	1,559	4,414
Foreign exchange	(151)	1,055
Ending balance	14,099	12,691
Net Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	30,925
Ending balance	28,953	30,925
Internally Generated Development Costs [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33	33
Foreign exchange	0	0
Ending balance	33	33
Internally Generated Development Costs [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	14	8
Amortization	4	7
Foreign exchange	0	(1)
Ending balance	18	14
Internally Generated Development Costs [Member] | Net Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	19
Ending balance	15	19
Intellectual Properties [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	35,143	31,914
Foreign exchange	(455)	3,229
Ending balance	34,688	35,143
Intellectual Properties [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,775	1,693
Amortization	1,330	2,710
Foreign exchange	(50)	372
Ending balance	6,055	4,775
Intellectual Properties [Member] | Net Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	30,368
Ending balance	28,633	30,368
Proprietary Processes [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,103	7,359
Foreign exchange	(105)	744
Ending balance	7,998	8,103
Proprietary Processes [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,633	5,491
Amortization	174	1,477
Foreign exchange	(97)	665
Ending balance	7,710	7,633
Proprietary Processes [Member] | Net Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	470
Ending balance	288	470
Certifications [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	139	126
Foreign exchange	(2)	13
Ending balance	137	139
Certifications [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	137	0
Amortization	3	128
Foreign exchange	(3)	9
Ending balance	137	137
Certifications [Member] | Net Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2
Ending balance	0	2
Customer List [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	198	180
Foreign exchange	(2)	18
Ending balance	196	198
Customer List [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	132	30
Amortization	48	92
Foreign exchange	(1)	10
Ending balance	179	132
Customer List [Member] | Net Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	66
Ending balance	$ 17	$ 66